Goodwill And Other Intangible Assets, Net (Schedule Of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Balance, at January 1,	$ 1,340,617
Acquired other intangible assets		$ 12,934
PPA adjustment		$ (69,219)
Net translation differences	32,436
Balance, at December 31,	$ 1,316,768